Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Schedule of goodwill in material partially owned subsidiaries

	December 31,
	2019	2018
Matrix and its subsidiaries	$260,492	$215,696
Sapiens and its subsidiaries	316,082	311,489
Magic Software and its subsidiaries	117,743	95,006
Michpal and its subsidiaries	29,876	18,727
	$724,193	$640,918

Schedule of reporting on operating segments

	Matrix	Sapiens	Magic Software	Other	Adjustments	Total

Year ended December 31, 2019:
Revenues from external customers	1,005,721	325,674	322,401	131,668	(84,349)	1,701,115
Inter-segment revenues	3,986	-	3,229	510	(7,725)	-
Revenues	1,009,707	325,674	325,630	132,178	(92,074)	1,701,115
Unallocated corporate expenses	-	-	-	-	-	-
Depreciation and amortization	11,713	25,619	14,025	4,148	(2,104)	53,401
Operating income	71,552	32,336	33,817	8,227	(7,443)	138,489
Financial expenses, net						(18,652)
Group's share of profits of companies accounted for at equity, net						1,787
Taxes on income						(27,201)
Net income						94,423

Year ended December 31, 2018:
Revenues from external customers	878,188	289,707	282,205	109,041	(66,153)	1,492,988
Inter-segment revenues	2,869	-	2,170	80	(5,119)	-
Revenues	881,057	289,707	284,375	109,121	(71,272)	1,492,988
Unallocated corporate expenses	-	-	-	-	(2,113)	(2,113)
Depreciation and amortization	8,554	26,249	12,562	5,081	(3,712)	48,734
Operating income	61,264	16,799	31,698	4,210	(4,354)	109,617
Financial expenses, net						(8,290)
Group's share of profits of companies accounted for at equity, net						369
Taxes on income						(24,301)
Net income						77,395

Year ended December 31, 2017:
Revenues from external customers	790,946	269,194	256,207	105,608	(66,816)	1,355,139
Inter-segment revenues	3,679	-	1,933	200	(5,812)	-
Revenues	794,625	269,194	258,140	105,808	(72,628)	1,355,139
Unallocated corporate expenses	-	-	-	-	(3,472)	(3,472)
Depreciation and amortization	6,855	21,969	13,611	4,935	(3,724)	43,646
Operating income (loss)	54,337	(5,053)	25,956	3,670	(6,104)	72,806
Financial expenses, net						(21,119)
Group's share of profits of companies accounted for at equity, net						1,124
Taxes on income						(13,371)
Net income						39,440